General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses
	Year ended December 31,
	2025	2024	2023
	U.S. dollars in thousands

Salaries, management fees and expenses relating to service providers	198	107	107
Share based payment expense	346	264	3
Patents and fees	74	55	94
Directors’ fees	117	75	60
Rent and office maintenance	-	-	12
Insurance	107	100	119
Professional services	269	158	330
Bad debt loss (*)	308	-	-
Other	18	-	9

	1,437	759	734

(*)	From its acquisition of Social Proxy in August 2024 and through May 2025, the Company extended loans to Social Proxy bearing interest at an annual rate of 8%. Upon the discontinuation of Social Proxy’s operations, the total outstanding loan balance of $1,626 thousand was allocated as follows: $1,318 thousand, relating to the period up to December 31, 2024, was included within discontinued operations, while the remaining $308 thousand, relating to 2025, was recognized as a bad debt loss within continuing operations. See Note 6.